26. POST-EMPLOYMENT OBLIGATIONS (Details 9) - BRL (R$) R$ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value of plan assets [line items]
Assets of the pension plan	R$ 925	R$ 1,077
Non Convertible Debentures Issued By The Company [Member]
Disclosure of fair value of plan assets [line items]
Assets of the pension plan	398	380
Shares Issued By The Company [Member]
Disclosure of fair value of plan assets [line items]
Assets of the pension plan	24	35
Real Estate Properties Of The Foundation Occupied By The Company [Member]
Disclosure of fair value of plan assets [line items]
Assets of the pension plan	R$ 503	R$ 662